Stock Incentive Plans compensation expense for its stock incentive plans (Details)	12 Months Ended			3 Months Ended
	Mar. 29, 2013	Apr. 01, 2011	Apr. 02, 2010	Jun. 28, 2013 Stock Options [Member]	Jun. 29, 2012 Stock Options [Member]
Risk-free interest rate	1.15%	1.80%	2.37%	1.27%	1.13%
Expected volatility	36.00%	31.00%	28.00%	34.00%	36.00%
Dividend yield	2.86%	1.79%	1.17%	1.72%	2.87%